UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9191

Name of Fund:  BlackRock MuniHoldings Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


BlackRock MuniHoldings Insured Fund II, Inc.


Schedule of Investments as of December 31, 2006                                                                    (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                           Value
Alabama - 2.9%     $   3,580   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                               5.50% due 1/01/2022                                                                    $     3,908
                       5,000   Mobile, Alabama, GO, Refunding, 5.25% due 8/15/2020 (a)                                      5,367

Alaska - 1.3%          2,000   Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2024 (a)                       2,132
                       1,700   Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due 3/01/2010 (i)(j)                        1,818

California - 30.9%       230   California State, GO, 5.50% due 4/01/2014 (j)                                                  258
                       1,870   California State, GO, 5.50% due 4/01/2028                                                    2,094
                       2,935   California State, Various Purpose, GO, 5.25% due 12/01/2022 (f)                              3,174
                       9,350   California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35% due 12/01/2021 (i)          9,462
                       2,405   Dixon, California, Unified School District, GO (Election of 2002), 5.20% due
                               8/01/2044 (f)                                                                                2,528
                       2,185   East Side Union High School District, California, Santa Clara County, GO (Election
                               of 2002), Series D, 5% due 8/01/2020 (n)                                                     2,349
                       8,460   East Side Union High School District, California, Santa Clara County, GO (Election
                               of 2002), Series D, 5% due 8/01/2029 (n)                                                     8,950
                       3,400   Los Angeles, California, Unified School District, GO (Election of 1997), Series F,
                               5% due 7/01/2013 (c)(j)                                                                      3,587
                      12,155   Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2013 (i)(j)     12,824
                       4,240   Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                               5.50% due 9/01/2036 (a)                                                                      4,651
                       5,000   Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                               11/01/2027 (c)                                                                               5,347
                       2,985   Roseville, California, Joint Union High School District, GO (Election of 2004),
                               Series A, 5% due 8/01/2029 (c)                                                               3,155
                       2,130   Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                               (911 Call Center and Other Municipal Projects), 5% due 12/01/2027 (a)                        2,274
                       1,480   San Diego, California, Community College District, GO (Election of 2002), 5% due
                               5/01/2030 (f)                                                                                1,571
                       1,250   San Francisco, California, City and County Airport Commission, International Airport,
                               Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%
                               due 1/01/2020 (f)                                                                            1,303
                       5,075   San Francisco, California, City and County, GO (California Academy of Sciences
                               Improvements), Series E, 5% due 6/15/2022 (i)                                                5,419
                       3,800   San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due
                               9/01/2030 (i)                                                                                4,000


Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes


BlackRock MuniHoldings Insured Fund II, Inc.


Schedule of Investments as of December 31, 2006 (concluded)                                                        (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                           Value
California         $   5,190   Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%
(concluded)                    due 7/01/2035 (f)                                                                      $     5,822
                       4,485   Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                               Series A, 5.25% due 9/01/2031 (k)                                                            4,801
                       2,930   Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                               Series A, 5.25% due 9/01/2034 (k)                                                            3,134
                       2,915   Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community
                               Facilities District Number 97-1), Series A, 5% due 9/01/2032 (f)                             3,036
                       4,620   Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community
                               Facilities District Number 97-1), Series A, 5% due 9/01/2038 (f)                             4,802
                       3,000   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due
                               9/01/2022 (f)                                                                                3,161

Colorado - 3.6%        6,285   Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(j)                                           6,748
                         280   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                               due 4/01/2031                                                                                  285
                       4,000   Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds (Poudre Valley
                               Health Care), Series A, 5.75% due 12/01/2009 (f)(j)                                          4,268

Connecticut - 0.5%     1,520   Connecticut State, GO, Refunding, Series D, 5% due 12/01/2024 (i)                            1,622

Florida - 3.6%         3,670   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series
                               A, 5.24% due 10/01/2037 (i)(p)                                                                 786
                       6,300   Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due 12/01/2028 (a)          6,654
                       3,725   South Florida Water Management District, COP, 5% due 10/01/2036 (a)                          3,937

Georgia - 2.2%         6,290   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (f)                    6,801

Idaho - 0.2%             580   Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT, Series E,
                               6% due 1/01/2032                                                                               590

Illinois - 7.0%        2,185   Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A, 6% due
                               7/01/2010 (c)(j)                                                                             2,370
                      18,130   Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (c)(j)                                    19,667
                         125   Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                               Number 220, GO, 6% due 12/01/2020 (c)                                                          135

Indiana - 4.1%         3,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                               due 6/01/2029 (c)                                                                            3,231
                       9,280   Shelbyville, Indiana, Elementary School Building Corporation Revenue Bonds, First
                               Mortgage, 5.75% due 1/15/2009 (f)(j)                                                         9,760

Kansas - 2.1%          3,510   Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Sisters
                               of Charity Leavenworth), Series J, 6.125% due 12/01/2020                                     3,786
                       2,805   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT, Series A-2,
                               6.20% due 12/01/2033 (e)(g)                                                                  2,823
Louisiana - 0.8%       2,000   Louisiana Local Government, Environmental Facilities, Community Development Authority
                               Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                               7/01/2030 (a)                                                                                2,386

Massachusetts - 9.0%   5,535   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                               Series A, 5% due 7/01/2035                                                                   5,724
                       3,495   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                               Bonds, Series A, 5% due 7/01/2015 (j)                                                        3,815
                       5,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                               Series A, 5% due 8/15/2030 (f)                                                               5,313
                      12,345   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                               1/01/2014 (c)(j)                                                                            13,508

Michigan - 0.3%        1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                               Clemens), Series A, 6% due 5/15/2014 (i)                                                     1,056

Minnesota - 4.3%       2,555   Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                               2/01/2016 (f)                                                                                2,688
                       1,830   Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                               2/01/2017 (f)                                                                                1,925
                       3,570   Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                               2/01/2018 (f)                                                                                3,756
                       2,840   Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due
                               2/01/2019 (f)                                                                                2,988
                       2,185   Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                               5.625% due 2/01/2018 (i)                                                                     2,341

Nebraska - 1.9%        1,410   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                               First Tier, Series A, 5.50% due 4/01/2020 (a)                                                1,521
                       3,985   Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, First
                               Tier, Series A, 5.50% due 4/01/2022 (a)                                                      4,298

Nevada - 3.3%            145   Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30% due
                               4/01/2022 (i)                                                                                  146
                       9,445   Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.50% due
                               7/01/2011 (f)(j)                                                                            10,161

New Jersey - 16.7%     2,980   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                            3,091
                       8,590   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                             9,293
                       6,200   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (b)                         6,903
                      11,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (i)    11,833
                       4,220   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                               Bonds, Series D, 5% due 6/15/2018 (a)                                                        4,541
                      12,950   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                               Bonds, Series D, 5% due 6/15/2020 (f)                                                       13,882
                       3,000   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                               1/01/2030 (f)                                                                                3,174

New Mexico - 3.5%      5,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San
                               Juan Project), Series C, 5.70% due 12/01/2016 (a)                                            5,108
                       5,480   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                               Series A, 5.125% due 6/15/2018 (i)                                                           5,940

New York - 13.8%      14,000   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                               8/01/2009 (f)(j)                                                                            15,018
                       5,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5% due 10/15/2020 (i)                                                              5,359
                       5,755   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                               Series D, 5.25% due 10/01/2023 (i)                                                           6,185
                       2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%
                               due 6/01/2021 (a)                                                                            2,144
                       7,850   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                               due 6/01/2017                                                                                8,385
                       5,630   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1, 5.50%
                               due 6/01/2020 (c)                                                                            6,128
                         500   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                               Bonds, VRDN, Series C, 3.85% due 1/01/2032 (a)(l)                                              500

North                  1,305   North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due
Carolina - 0.4%                1/01/2022 (a)                                                                                1,348

Ohio - 0.9%            1,745   Aurora, Ohio, City School District, COP, 6.10% due 12/01/2009 (i)(j)                         1,881
                       1,000   Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)                  1,079

Oklahoma - 0.8%        2,385   Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue Refunding
                               Bonds, Series A, 5.25% due 6/01/2027 (f)                                                     2,589

Pennsylvania - 9.5%    5,600   Lycoming County, Pennsylvania, College Authority Revenue Bonds (Pennsylvania
                               College of Technology), 5.25% due 7/01/2007 (i)(j)                                           5,701
                       6,435   Pennsylvania State Higher Educational Facilities Authority, State System of Higher
                               Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                                  6,471
                       4,290   Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (f)                              4,748
                       6,415   Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (f)                              7,087
                       1,390   Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2020 (c)                       1,492
                       2,260   Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2021 (c)                       2,423
                       2,090   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital
                               Projects and Equipment Program), 6.15% due 12/01/2029 (a)                                    2,242

Rhode Island - 3.5%    5,555   Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public Safety
                               and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(j)                               5,957
                       4,685   Rhode Island State Health and Educational Building Corporation Revenue Bonds (Rhode
                               Island School of Design), Series D, 5.50% due 8/15/2031 (n)                                  5,136

South                  1,880   South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
Carolina - 0.6%                Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (f)                                              1,959

Tennessee - 1.6%       3,500   Metropolitan Government of Nashville and Davidson County, Tennessee, Health and
                               Education Facilities Board Revenue Refunding Bonds (Ascension Health Credit),
                               Series A, 5.875% due 11/15/2009 (a)(j)                                                       3,744
                       1,080   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6% due 7/01/2011       1,108
                         110   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1, 6.05%
                               due 7/01/2014 (i)                                                                              111

Texas - 5.1%           1,750   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust
                               Certificates, Second Tier, Series B, 6% due 1/01/2011(j)                                     1,897
                       1,835   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                               Bonds, AMT, Series A, 5.875% due 11/01/2017 (c)                                              1,985
                       2,150   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                               Bonds, AMT, Series A, 5.875% due 11/01/2018 (c)                                              2,326
                       2,390   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                               Bonds, AMT, Series A, 5.875% due 11/01/2019 (c)                                              2,585
                         115   El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6%
                               due 3/01/2015 (f)                                                                              127
                         170   El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6%
                               due 3/01/2016 (f)                                                                              188
                         180   El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6%
                               due 3/01/2017 (f)                                                                              199
                       4,616   Houston, Texas, Community College System, Participation Interests, COP (Alief Center
                               Project), 5.75% due 8/15/2022 (i)                                                            4,806
                       1,850   Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2010 (c)(j)                   1,982

Utah - 0.2%              610   Weber County, Utah, Municipal Building Authority, Lease Revenue Refunding Bonds, 5.75%
                               due 12/15/2007 (i)(j)                                                                          628

Washington - 6.9%      6,885   Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (i)                                7,610
                       3,840   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                               Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)                          4,100
                       1,805   Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2009 (a)(j)                         1,912
                       1,640   Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)                            1,729
                       2,500   Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009 (i)(j)       2,681
                       3,500   Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2009 (c)(j)           3,734

West                   6,210   West Virginia State Housing Development Fund, Housing Finance Revenue Refunding Bonds,
Virginia - 2.0%                Series D, 5.20% due 11/01/2021 (i)                                                           6,431

Wisconsin - 0.4%       1,250   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood Center
                               of Southeastern Wisconsin Project), 5.75% due 6/01/2034                                      1,360

Puerto Rico - 2.4%     6,225   Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (f)                   6,527
                       1,010   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due
                               7/01/2032                                                                                    1,087

                               Total Municipal Bonds (Cost - $442,579) - 146.3%                                           462,470




                               Municipal Bonds Held in Trust (m)
Arkansas - 4.0%       12,210   Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds,
                               Series C, 5.35% due 12/01/2035 (d)(i)                                                       12,815

California - 4.6%     10,710   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                               Electric), AMT, Series A, 5.35% due 12/01/2016 (i)                                          11,487
                       3,000   Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)          3,182

Illinois - 2.6%        7,300   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                               Series B-2, 6% due 1/01/2029 (n)                                                             8,183

Michigan - 3.4%        2,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                               Edison Company Pollution Control Project), AMT, Series A, 5.50%, due 6/1/2030 (n)            2,160
                       5,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                               Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (n)            5,323
                       3,000   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co.
                               Project), Series AA, 6.40% due 8/01/2024 (a)                                                 3,178

New York - 2.3%        6,750   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5.25% due 10/15/2027 (a)                                                           7,329

Texas - 5.5%          16,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%
                               due 11/01/2033 (i)                                                                          17,254

                               Total Municipal Bonds Held in Trust - (Cost - $68,405) - 22.4%                              70,911




                      Shares
                        Held   Short-Term Securities
                      11,189   Merrill Lynch Institutional Tax-Exempt Fund, 5.19% (h)(o)                                   11,189

                               Total Short-Term Securities (Cost - $11,189) - 3.6%                                         11,189

                               Total Investments (Cost - $522,173*) - 172.3%                                              544,570
                               Other Assets Less Liabilities - 2.9%                                                         9,350
                               Liabilities for Trust Certificates, Including Interest Expense Payable - (10.5%)          (33,164)
                               Preferred Stock, at Redemption Value - (64.7%)                                           (204,652)
                                                                                                                      -----------
                               Net Assets Applicable to Common Stock - 100.0%                                         $   316,104
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     490,199
                                                      =============
    Gross unrealized appreciation                     $      21,600
    Gross unrealized depreciation                             (214)
                                                      -------------
    Net unrealized appreciation                       $      21,386
                                                      =============

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) GNMA Collateralized.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Dividend
    Affiliate                                   Activity        Income

    Merrill Lynch Institutional
    Tax-Exempt Fund                              6,573          $   74

(i) MBIA Insured.

(j) Prerefunded.

(k) Radian Insured.

(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(n) XL Capital Insured.

(o) Represents the current yield as of December 31, 2006.

(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.


Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in Item 1 of this filing. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

         Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

         Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

         A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

         The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

         Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Insured Fund II, Inc.


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniHoldings Insured Fund II, Inc.


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniHoldings Insured Fund II, Inc.


Date:  February 20, 2007